Land Use Rights (Tables)	12 Months Ended
May 31, 2014
Text Block [Abstract]
Land Use Rights, Net

Land use rights consisted of the following:

	As of May 31,
	2013	2014
	US$	US$
Land use rights	5,023	5,004
Less: accumulated amortization	(855)	(972)
Exchange differences	374	312

Land use rights, net	4,542	4,344